                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 320 East Main Street
         Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:


     /s/ Stephen E. Memishian     Mount Kisco, NY      11/08/2004
   --------------------------   -------------------   ------------
           [Signature]             [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number       Name
     28-
        --------------------    -------------------------
     [Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          54

Form 13F Information Table Value Total:     254,775
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     None

     [Repeat as necessary.]

                            DSM CAPITAL PARTNERS LLC

                            FORM13F INFORMATION TABLE
                              AS OF DATE: 09/30/04

                                                                                                         VOTING AUTHORITY
                                                        VALUE   SHARES/  SH/  PUT/  INVSTMT   OTHER    --------------------
NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS  SOLE    SHARED  NONE
------------------------   --------------  ---------  --------  -------  ---  ----  -------  --------  ----    ------  ----
ACCENTURE                  COM             G1150G111    10240    378545   SH        DEFINED      0             378545    0
ADOBE SYSTEMS              COM             00724F101    11116    224710   SH        DEFINED      0             224710    0
AFFILIATED COMPUTER        COM             008190100      455      8180   SH        DEFINED      0               8180    0
AMERICAN MEDICAL SYSTEMS   COM             02744M108      493     13605   SH        DEFINED      0              13605    0
AMGEN                      COM             031162100     5755    101300   SH        DEFINED      0             101300    0
ANTEON INTERNATIONAL       COM             03674E108      559     15245   SH        DEFINED      0              15245    0
ASK JEEVES                 COM             045174109      413     12640   SH        DEFINED      0              12640    0
AUTOBYTEL                  COM             05275N106      470     52380   SH        DEFINED      0              52380    0
BECKMAN COULTER            COM             075811109      257      4575   SH        DEFINED      0               4575    0
BED BATH & BEYOND          COM             075896100     6879    185360   SH        DEFINED      0             185360    0
BIOMET                     COM             090613100     8767    187020   SH        DEFINED      0             187020    0
C H ROBINSON WORLDWIDE     COM             12541W100     9066    195425   SH        DEFINED      0             195425    0
CACI INTERNATIONAL         COM             127190304      404      7645   SH        DEFINED      0               7645    0
CELGENE                    COM             151020104    10373    356270   SH        DEFINED      0             356270    0
CENDANT                    COM             151313103     6723    311265   SH        DEFINED      0             311265    0
COGNOS                     COM             19244C109     8097    227950   SH        DEFINED      0             227950    0
COVENTRY HEALTH CARE       COM             222862104      477      8930   SH        DEFINED      0               8930    0
DIGITAL RIVER              COM             25388B104      431     14480   SH        DEFINED      0              14480    0
EXPEDITORS INTERNATIONAL   COM             302130109     7021    135795   SH        DEFINED      0             135795    0
FINDWHAT.COM               COM             317794105      465     24850   SH        DEFINED      0              24850    0
FLIR SYSTEMS               COM             302445101      301      5145   SH        DEFINED      0               5145    0
GENZYME                    COM             372917104    11078    203600   SH        DEFINED      0             203600    0
GILEAD SCIENCES            COM             375558103    14855    397400   SH        DEFINED      0             397400    0
HENRY SCHEIN               COM             806407102      582      9340   SH        DEFINED      0               9340    0
HOME DEPOT                 COM             437076102     6825    174105   SH        DEFINED      0             174105    0
HYPERION SOLUTIONS         COM             44914M104      551     16220   SH        DEFINED      0              16220    0
LAUREATE EDUCATION         COM             518613104      617     16580   SH        DEFINED      0              16580    0
LINEAR TECHNOLOGY          COM             535678106     3621     99920   SH        DEFINED      0              99920    0
LOWE'S COMPANIES           COM             548661107    10193    187540   SH        DEFINED      0             187540    0
MAXIM SEMICONDUCTOR        COM             57772K101     4285    101330   SH        DEFINED      0             101330    0
MEDTRONIC                  COM             585055106     4486     86430   SH        DEFINED      0              86430    0
METROLOGIC INSTRUMENTS     COM             591676101      337     21280   SH        DEFINED      0              21280    0
MICROCHIP TECHNOLOGY       COM             595017104     4292    159915   SH        DEFINED      0             159915    0
NASDAQ 100 TR DEC 37       OPTION - PUT    6311009XK      613      2500   SH   PUT  DEFINED      0               2500    0
NASDAQ 100 TR JAN 37       OPTION - PUT    6311009MK      663      2500   SH   PUT  DEFINED      0               2500    0
NASDAQ 100 TR JUN 37       OPTION - PUT    6311009RK      450      1250   SH   PUT  DEFINED      0               1250    0
NASDAQ 100 TR MAR 37       OPTION - PUT    6311009OK      750      2500   SH   PUT  DEFINED      0               2500    0
P F CHANGS CHINA BISTRO    COM             69333Y108      566     11675   SH        DEFINED      0              11675    0
PETCO ANIMAL SUPPLIES      COM             716016209      361     11060   SH        DEFINED      0              11060    0
PETSMART                   COM             716768106     4327    152400   SH        DEFINED      0             152400    0
QUALCOMM                   COM             747525103    14557    372870   SH        DEFINED      0             372870    0
RADIOSHACK                 COM             750438103      252      8800   SH        DEFINED      0               8800    0
SEMTECH CORP               COM             816850101      243     12665   SH        DEFINED      0              12665    0
SMITH & NEPHEW P L C       COM             83175M205      332      7165   SH        DEFINED      0               7165    0
ST. JUDE MEDICAL           COM             790849103     3984     52925   SH        DEFINED      0              52925    0
SYMANTEC                   COM             871503108    11616    211655   SH        DEFINED      0             211655    0
THE CHEESECAKE FACTORY     COM             163072101    10512    242215   SH        DEFINED      0             242215    0
TJX COMPANIES              COM             872540109     9343    423895   SH        DEFINED      0             423895    0
TYCO INTERNATIONAL         COM             902124106    12495    407530   SH        DEFINED      0             407530    0
UNITEDHEALTH GROUP         COM             91324P102     8730    118390   SH        DEFINED      0             118390    0
VARIAN MEDICAL SYSTEMS     COM             92220P105    11436    330795   SH        DEFINED      0             330795    0
VIACOM                     COM             925524308     3744    111560   SH        DEFINED      0             111560    0
WALGREEN COMPANY           COM             931422109     4283    119550   SH        DEFINED      0             119550    0
WELLPOINT HEALTH NETWORKS  COM             94973H108     5034     47900   SH        DEFINED      0              47900    0

LINE COUNT: 54

SEC13F.LNS     D S M CAPITAL PARTNERS LLC

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 09/30/04
                          RUN DATE: 11/09/04 9:13 A.M.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:                 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:           54

FORM 13F INFORMATION TABLE VALUE TOTAL: $254,775,000

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER   NAME